COVID-19 Considerations	12 Months Ended
Mar. 31, 2022
Disclosure Of COVID-19 Considerations [Abstract]
COVID-19 Considerations	COVID-19 Considerations
On March 11, 2020, the World Health Organization recognized a novel strain of coronavirus outbreak (with the resulting illness referred to as COVID-19) as a global pandemic. The outbreak has had an evolving nature and has had a global reach, impacting international travel and extra-regional shopping sectors. The recent developments with the “Omicron” variant, whereby vaccinated and subsequently infected people experienced a period of isolation instead of hospitalization, triggered a wave of decisions by a number of western governments to relax the restrictive measures.
Impact on Global Blue
The COVID-19 pandemic and the related preventative measures have negatively impacted Global Blue’s business and recent results of operations and financial condition. Early in the financial year ended March 31, 2022, following the approvals of various COVID-19 vaccines, progressive vaccination and the introduction of the COVID-19 certificates, international travelling started to gradually re-open and consequently, merchants started to see international travelers back requesting their Tax Free Forms, with the notable exception of China, among other countries, where inbound and outbound travelling still observes a number of restrictions.
At the early stages of the outbreak, Global Blue has adopted a wide range of short-term measures that reduced its monthly cash expenditures while still maintaining core internal functions, serving clients who remained active while preserving the ability to ramp-up operations to capture volume when it starts to rebound.
Liquidity and Capital Resources
In periods of travel disruptions, such as the ongoing COVID-19 pandemic, Global Blue’s cash generation during the first few months increases as a result of (i) a reduction in cash outflow for VAT refunds to international shoppers and (ii) cash inflow from short-dated VAT receivables from merchants and tax authorities for the full VAT associated with earlier refunded TFS transactions.
As international travel and global economic activity resumes, Global Blue is experiencing volume growth. This recovery is driving an increase of its net working capital and liquidity needs. This growing working capital requirement is being funded through cash and may also require additional sources of funding.
As of March 31, 2022, the Company had cash and cash equivalents of EUR51.7 million, which were predominantly held in Euro. As of March 31, 2022, the Company had EUR723.2 million of interest-bearing loans and borrowings recorded on its statement of financial position, consisting of EUR623.6 million in long-term financing (borrowings of EUR630.0 million less EUR6.4 million of capitalized financing fees), EUR99.0 million drawn on the revolving credit facility and EUR0.7 million in other bank overdraft facilities. Global Blue has additional liquidity of EUR76.7 million comprising of EUR67.4 million equivalent of capacity on a committed Supplemental Liquidity Facility (USD75.0 million funded by certain selling shareholders), EUR8.4 million of uncommitted local credit lines and RCF availability of EUR0.9 million.
Global Blue’s trade payables increased from EUR147.5 million as of March 31, 2021 to EUR166.1 million as of March 31, 2022. Of the March 31, 2022 balance, EUR62.8 million represents payables to merchants for revenue shares generally subject to those merchants having settled their respective outstanding VAT receivables or representing a credit for merchants to buy Global Blue’s marketing and BI services. In addition, EUR67.8 million represents a payable related to unsuccessful refunds (i.e., payments to international shoppers that have not been completed successfully and thus the amounts remain unclaimed). As a result of this payable having been accumulated over multiple years and based on past experience, Global Blue does not expect its unsuccessful refunds balance to fluctuate in the coming 12 months in a manner that would be material to its overall liquidity position.
The Company believes that the combination of its cash and cash equivalents, the Supplemental Liquidity Facility, local credit lines and the investment agreement described in Note 44 will be sufficient to meet liquidity needs and fund necessary capital expenditure for at least the next 12 months from the date these financial statements have been authorized for issuance.